EMPLOYEE BENEFIT PLANS - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified			12 Months Ended																			12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Employee Restricted Equity Awards		Dec. 31, 2010 Employee Restricted Equity Awards		Dec. 31, 2009 Employee Restricted Equity Awards		Dec. 31, 2011 Employee Stock Option	Dec. 31, 2010 Employee Stock Option	Dec. 31, 2009 Employee Stock Option	Dec. 31, 2011 Non Employee Director Restricted Equity Awards		Dec. 31, 2010 Non Employee Director Restricted Equity Awards		Dec. 31, 2009 Non Employee Director Restricted Equity Awards		Dec. 31, 2011 Executive Deferred Compensation Plan	Dec. 31, 2011 2003 Incentive Plan Employee Restricted Equity Awards	Dec. 31, 2011 2010 Equity Incentive Plan Employee Restricted Equity Awards	Dec. 31, 2011 2003 Directors Equity Incentive Plan Non Employee Director Restricted Equity Awards	Dec. 31, 2011 Other Postretirement Benefit Plans, Defined Benefit Person	Feb. 28, 2009 Performance Based Restricted Equity Awards	Dec. 31, 2011 Performance Based Restricted Equity Awards Person	Dec. 31, 2010 Performance Based Restricted Equity Awards	Mar. 31, 2009 Performance Based Restricted Equity Awards Upper Limit	Dec. 31, 2011 Performance Based Restricted Equity Awards Upper Limit	Dec. 31, 2010 Performance Based Restricted Equity Awards Upper Limit	Mar. 31, 2009 Performance Based Restricted Equity Awards Minimum	Dec. 31, 2011 Performance Based Restricted Equity Awards Minimum	Dec. 31, 2010 Performance Based Restricted Equity Awards Minimum	Dec. 31, 2011 Defined Contribution Pension Plan 401k	Dec. 31, 2010 Defined Contribution Pension Plan 401k	Dec. 31, 2009 Defined Contribution Pension Plan 401k	Dec. 31, 2011 Defined Contribution Pension Plan 401k Upper Limit
Employee Benefits Disclosure [Line Items]
Matching contribution to defined contribution pension plan																																			6.00%
Employee Stock Ownership Plan Shares held	26,900,000
Matching contributions																																$ 64.1	$ 61.3	$ 60.7
Postemployment benefits liability	20.8	20.8
Number of employees, approximately																						130		40
Performance-based awards vesting range																							Either vest or be forfeited in full (i.e., no partial vesting).
Shares authorized																			18,700,000	18,000,000	1,400,000
Shares available for future awards			18,141,922	[1]	20,328,180	[1]	4,753,038	[1]				663,095	[2]	757,201	[2]	869,871	[2]		2,500,000	15,600,000	700,000
Performance-based awards granted vesting percentage of the award amount																										100.00%	200.00%	200.00%	0.00%	0.00%	0.00%
Performance-based awards granted vesting target percentage																								100.00%	100.00%
Aggregate fair value of the restricted equity awards that vested during the period			31.3		24.3		16.8
Deferred Liability Awards Vested							91,856
Description of plan									Prior to 2003, we granted NQSOs. These options became exercisable at various dates not earlier than six months after the date of grant, and remained exercisable for up to ten years from the date of the award.
Vested and expiring									All NQSOs vested on or before January 1, 2007 and expired on December 31, 2011.
Total pretax intrinsic value of options exercised									$ 15.2	$ 40.8	$ 36.1	$ 3.3		$ 5.1		$ 1.9
Requisite service period, minimum												Six months and one day
Vesting period of grants to date												11 or 12 months
Common shares reserved for issuance under executive deferred compensation plan																		3,600,000

[1]	Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares. All performance-based awards are included at their target amounts.
[2]	Represents shares available under the 2003 Directors Equity Incentive Plan.